Income Taxes, Valuation Allowance (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Cleco Power [Member]
Valuation Allowance [Line Items]
Tax Credit Carryforward, Valuation Allowance	$ 0
Successor [Member] | NMTC
Valuation Allowance [Line Items]
Deferred tax asset, NMTC carryforwards	97,500,000
Tax Credit Carryforward, Valuation Allowance	$ 0
Predecessor [Member] | NMTC
Valuation Allowance [Line Items]
Deferred tax asset, NMTC carryforwards		$ 96,500,000